Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	BNY MELLON STOCK FUNDS
Entity Central Index Key	0001199348
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 25, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Feb. 28, 2020
BNY Mellon International Small Cap Fund | Class Y
Prospectus:
Trading Symbol	DYYPX
BNY Mellon International Small Cap Fund | Class I
Prospectus:
Trading Symbol	DYIPX
BNY Mellon International Small Cap Fund | Class C
Prospectus:
Trading Symbol	DYCPX
BNY Mellon International Small Cap Fund | Class A
Prospectus:
Trading Symbol	DYAPX